Organization and operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and operations	Organization and operationsSimilarweb Ltd. (together with its subsidiaries, the “Company”) was incorporated in February 2009 under the laws of the State of Israel and commenced operations on that date. The Company provides a platform for digital intelligence, delivering a view of the digital world that empowers its customers to be competitive in their markets. The Company’s proprietary technology analyzes billions of digital interactions and transactions every day from millions of websites and apps, and turns these digital signal into actionable insights. With the Company’s platform, everyone from business leaders, strategy teams, analysts, marketers, category managers, salespeople, and investors can quickly and efficiently discover the best business opportunities, identify potential competitive threats and make critical decisions to capture market share and grow revenues. The Company is headquartered in Tel Aviv, Israel and has various other global office locations, including the United States, the United Kingdom, Japan, France, Germany and Australia.